Content Assets, Net (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Content Assets, Net [Line Items]
Intangible asset useful life current			12 months
Amortization expenses	$ 1,369,300	$ 1,351,000	$ 4,024,700	$ 2,590,900
Minimum [Member]
Content Assets, Net [Line Items]
Intangible asset useful life non-current			18 months
Maximum [Member]
Content Assets, Net [Line Items]
Intangible asset useful life non-current			36 months